Share-based payments - Summary of accrued expenses and the intrinsic value recognized in share-based payments (Details) - Performance shares - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	₩ 16,396	₩ 16,079	₩ 12,746
Employees of the subsidiaries	135,356	111,056	91,469
Total	₩ 151,752	₩ 127,135	₩ 104,215